AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON MARCH 24, 2017

                                                             File No. 333-192858
                                                              File No. 811-22920

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 92                      /X/
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                               AMENDMENT NO. 96                              /X/

                      THE ADVISORS' INNER CIRCLE FUND III
               (Exact Name of Registrant as Specified in Charter)

                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
               (Address of Principal Executive Offices, Zip Code)

                                 (800) 932-7781
              (Registrant's Telephone Number, including Area Code)

                                Michael Beattie
                              c/o SEI Investments
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                    (Name and Address of Agent for Service)

                                   Copies to:

Sean Graber, Esquire                               Dianne M. Descoteaux, Esquire
Morgan, Lewis & Bockius LLP                        c/o SEI Investments
1701 Market Street                                 One Freedom Valley Drive
Philadelphia, Pennsylvania 19103                   Oaks, Pennsylvania 19456

    It is proposed that this filing become effective (check appropriate box)

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          /X/       Immediately upon filing pursuant to paragraph (b)
          / /       On [date] pursuant to paragraph (b)
          / /       60 days after filing pursuant to paragraph (a)(1)
          / /       75 days after filing pursuant to paragraph (a)(2)
          / /       On [date] pursuant to paragraph (a) of Rule 485
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                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 92 to Registration Statement No. 333-192858 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 24th day of March, 2017.


                                        THE ADVISORS' INNER CIRCLE FUND III

                                        By: /s/ Michael Beattie
                                            --------------------------
                                            Michael Beattie
                                            President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.


          *                       Trustee                         March 24, 2017
---------------------
William M. Doran

          *                       Trustee                         March 24, 2017
---------------------
Jon C. Hunt

          *                       Trustee                         March 24, 2017
---------------------
Thomas P. Lemke

          *                       Trustee                         March 24, 2017
---------------------
Jay  Nadel

          *                       Trustee                         March 24, 2017
---------------------
Randall S. Yanker

          *                       President                       March 24, 2017
---------------------
Michael Beattie

          *                       Treasurer, Controller &         March 24, 2017
---------------------             Chief Financial Officer
Stephen Connors

* By:   /s/ Dianne M. Descoteaux
        ------------------------
        Dianne M. Descoteaux
        Attorney-in-Fact

                                 EXHIBIT INDEX

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EXHIBIT         DESCRIPTION
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EX-101.INS      XBRL Instance Document
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EX-101.SCH      XBRL Taxonomy Extension Schema Document
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EX-101.CAL      XBRL Taxonomy Extension Calculation Linkbase
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EX-101.DEF      XBRL Taxonomy Extension Definition Linkbase
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EX-101.LAB      XBRL Taxonomy Extension Labels Linkbase
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EX-101.PRE      XBRL Taxonomy Extension Presentation Linkbase
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